Offerings - Offering: 1	Oct. 17, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common shares, par value Euro0.10 per share
Amount Registered | shares	27,283,750
Proposed Maximum Offering Price per Unit | $ / shares	5.48
Maximum Aggregate Offering Price	$ 149,514,950
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,648.01
Offering Note
(1)	Calculated in accordance with Rules 457(r) and 456(b) of the Securities Act of 1933, as amended. This “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s registration statement on Form S-3 filed with the U.S. Securities and Exchange Commission on September 29, 2025 (File No. 333-290592).
(2)	Represents 27,283,750 common shares (inclusive of the 30-day option for the underwriters to purchase up to an additional 3,558,750 shares), par value €0.10 per share, of ATAI Life Sciences N.V. that will be offered for sale pursuant to the prospectus supplement to which this exhibit is attached.